Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2023 USD-Per-Sq-Meter
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,400
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	8,487
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	7,062
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,081
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,425
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,254
Piura | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	650
Piura | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	850
Piura | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	743
Ate Vitarte - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,268
Ate Vitarte - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,458
Ate Vitarte - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,394
Other minors | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	156
Other minors | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	383
Other minors | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	232